Trade payables	12 Months Ended
Dec. 31, 2023
Trade and other current payables [abstract]
Trade payables	Note 19 – Trade payables
	December 31,
	2 0 2 3	2 0 2 2	2 0 2 3
	NIS	NIS	US Dollars

Open accounts	21,339	24,735	5,883
Checks payables	283	107	78
	21,622	24,842	5,961